Financial instruments and financial risk management - Sensitivity analysis (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%
Percentage of reasonably possible decrease in risk assumption	(1.00%)	(1.00%)
Changes in profit loss due to increase in risk component		€ 5.1	€ 8.5	€ 25.8
Changes in profit loss due to decrease in risk component		(5.1)	(8.5)	(25.8)
Changes in equity due to increase in risk component		€ 0.0	0.5	0.0
Changes in equity due to decrease in risk component	$ 0		€ (0.5)	€ 0.0
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%	10.00%
Changes in profit loss due to increase in risk component		€ 0.0	€ 0.0	€ 0.0
Changes in profit loss due to decrease in risk component		0.0	0.0	(0.1)
Changes in equity due to increase in risk component		893.7	866.1	336.1
Changes in equity due to decrease in risk component		€ (731.0)	€ (708.6)	€ (410.7)